INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7      -       INTANGIBLE ASSETS

Intangible assets as of December 31, 2023 originated from the acquisition of ReVera on April 2, 2015, and the acquisition of ancosys on January 25, 2022. As of December 31, 2024 the intangible assets originated from the acquisition of ReVera on April 2, 2015 were fully amortized and therefore are not presented in original amount and in accumulated amortization. The following is a summary of intangible assets as of December 31, 2024 and 2023:

	As of December 31,
	2 0 2 4	2 0 2 3
Original amount:
Technology	35,054	58,227
Customer relationships	3,834	9,747
	38,888	67,974

Accumulated amortization:
Technology	6,934	22,955
Customer relationships	496	5,835
	7,430	28,790
Net book value	31,458	39,184

Amortization expenses amounted as following:

	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Technology	5,284	5,430	5,426
Customer relationships	359	427	607
	5,643	5,857	6,033

Annual amortization expenses are expected as follows:

Year ending December 31,
2025	4,428
2026	4,428
2027	4,428
2028	4,428
2029	4,428
2030 and thereafter	9,318
Total	31,458